Hybrid Bonds - Hybrid Bonds Issued by POSCO ENERGY Co., Ltd. (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 996,919	₩ 996,919
Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.30%
Hybrid bond 1-1 [member] | After 25 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%
Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.60%	4.60%
Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 800,000	₩ 800,000
Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	200,000	200,000
Issuance cost [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	(3,081)	(3,081)
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 498,468	498,468
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	4.66%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-1 [member] | After 25 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	4.72%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-3 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	4.72%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	5.21%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-2 and 1-3 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.72%
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-2 and 1-3 [Member] | After 25 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 165,000	165,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	165,000	165,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-3 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	30,000	30,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	140,000	140,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-2 and 1-3 [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	195,000
POSCO ENERGY CO., LTD. [member] | Issuance cost [Member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ (1,532)	₩ (1,532)